EARNINGS PER SHARE (Components of EPS) (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income available to stockholders	$ 52,393	$ 85,611	$ 146,406
Interest on Convertible Debt, Net of Tax	4,571	9,151	15,310
Net Income (Loss) Available to Common Stockholders, Diluted	$ 56,964	$ 94,762	$ 161,716
Weighted Average Number of Shares Outstanding, Basic	93,505	93,489	93,497
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	15	0	0
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	12,410	27,935	14,543
Weighted Average Number of Shares Outstanding, Diluted	105,930	121,424	108,040